Non-interest income (Tables)	6 Months Ended
Mar. 31, 2024
Non-interest income
Schedule of non-interest income

	Half Year	Half Year	Half Year	% Mov’t
	March	Sept	March	Mar 24	Mar 24
$m	2024	2023	2023	- Sept 23	- Mar 23
Net fees
Facility fees	376	359	338	5	11
Transaction fees	562	557	589	1	(5)
Other non-risk fee income	77	86	68	(10)	13
Fee income	1,015	1,002	995	1	2
Credit card loyalty programs	(72)	(72)	(81)	-	(11)
Transaction fee related expenses	(101)	(112)	(87)	(10)	16
Fee expenses	(173)	(184)	(168)	(6)	3
Net fees	842	818	827	3	2
Net wealth management	218	215	347	1	(37)
Trading	363	330	387	10	(6)

Other
Dividends received from other entities	1	1	-	-	-
Net gain/(loss) on disposal of assets	(3)	-	-	-	-
Net gain/(loss) on derivatives held for risk management purposes[a]	5	1	-	large	-
Net gain/(loss) on financial instruments measured at fair value	18	49	29	(63)	(38)
Net gain/(loss) on disposal of controlled entities and other businesses[b]	-	-	268	-	(100)
Other	19	24	32	(21)	(41)
Total other	40	75	329	(47)	(88)
Total non-interest income	1,463	1,438	1,890	2	(23)

a.	Income from derivatives held for risk management purposes reflects the impact of economic hedges of earnings.
b.	First Half 2023 included a profit on sale of $243 million for AAML.